Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenue	$ 145,408	$ 125,572	$ 267,599	$ 259,409
Time charter, voyage and logistics business expenses	(63,514)	(65,632)	(114,692)	(135,640)
Direct vessel expenses	(33,840)	(26,444)	(62,168)	(54,139)
General and administrative expenses	(9,567)	(9,873)	(20,598)	(18,835)
Depreciation and amortization	(25,828)	(24,233)	(51,502)	(48,556)
Interest expense and finance cost, net	(28,521)	(27,372)	(56,567)	(52,730)
Gain on sale of assets	0	18	0	18
Loss on bond extinguishment	(27,281)	0	(27,281)	0
Other (expense)/income, net	(7,481)	9,778	(5,415)	6,474
Loss before equity in net earnings of affiliated companies	(50,624)	(18,186)	(70,624)	(43,999)
Equity in net earnings of affiliated companies	7,079	4,127	29,497	18,250
Loss before taxes	(43,545)	(14,059)	(41,127)	(25,749)
Income tax (expense)/benefit	(848)	(128)	(1,136)	3,572
Net loss	(44,393)	(14,187)	(42,263)	(22,177)
Less: Net loss/(income) attributable to the noncontrolling interest	7,713	(1,694)	7,636	(3,859)
Net loss attributable to Navios Holdings common stockholders	(36,680)	(15,881)	(34,627)	(26,036)
Loss attributable to Navios Holdings common stockholders, basic	(38,253)	(16,304)	(37,427)	(26,877)
Loss attributable to Navios Holdings common stockholders, diluted	(38,253)	(16,304)	(37,427)	(26,877)
Basic net losses per share attributable to Navios Holdings common stockholders	$ (0.37)	$ (0.16)	$ (0.36)	$ (0.26)
Weighted average number of shares, basic	102,947,944	101,783,378	102,718,368	101,771,451
Diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.37)	$ (0.16)	$ (0.36)	$ (0.26)
Weighted average number of shares, diluted	102,947,944	101,783,378	102,718,368	101,771,451
Other Comprehensive income/(loss)
Unrealized holding income/(loss) on investments in available-for-sale securities	758	(1,035)	(381)	(800)
Reclassification to earnings	11,553	0	11,553	0
Total other comprehensive income/(loss)	12,311	(1,035)	11,172	(800)
Total comprehensive loss	(32,082)	(15,222)	(31,091)	(22,977)
Comprehensive loss/(income) attributable to the noncontrolling interest	7,713	(1,694)	7,636	(3,859)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (24,369)	$ (16,916)	$ (23,455)	$ (26,836)